INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Intangible Assets, Net
Total	$ 10,601,029	$ 5,402,252
Less: accumulated amortization	(6,113,448)	(862,905)
Intangible assets, net	4,487,581	4,539,347
Amortization expense	149,436	101,846	$ 65,688
Land use rights
Intangible Assets, Net
Total	4,168,167	4,226,520
Software
Intangible Assets, Net
Total	6,376,569	1,118,650
License for drug manufacturing
Intangible Assets, Net
Total	$ 56,293	$ 57,082